Investments and Derivative Instruments (Collateral Arrangements) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Total collateral pledged	$ 549	$ 910
Fixed maturities, AFS [Member]
Derivative [Line Items]
Total collateral pledged	370	762
Short-term Investments [Member]
Derivative [Line Items]
Total collateral pledged	$ 179	$ 148